Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2023
Right-of-use Assets And Lease Liabilities
Right-of-use assets and lease liabilities

5.	Right-of-use assets and lease liabilities

The Company has lease agreements for its headquarter office space in Vancouver, B.C.

One lease containing an extension option exercisable only by the Company was exercised on November 22, 2021. The lease was therefore extended from March 31, 2022 to March 31, 2027. The Company reassessed this significant event as a lease modification and has estimated that the potential future lease payments under the extended lease term would result in an increase in lease liability by $508,799.

The continuity of lease liabilities for the years ended December 31, 2023 and 2022 are as follows:

	December 31, 2023	December 31, 2022
Opening balance	$465,930	$548,607
Less: lease payments	(127,797)	(130,056)
Interest expense	39,502	47,379
	377,635	465,930
Less: current portion of lease liabilities	(100,531)	(88,295)
Long-term portion of lease liabilities	$277,104	$377,635

The Company entered into a sublease arrangement with a third party to lease an office unit from May 1, 2021 to March 31, 2022 under the same terms of the Company’s lease. The Company remains beholden to the obligations set out in its lease dated October 31, 2018. The rental income during the year ended December 31, 2023 (2022 - $8,508; 2021 - $22,452) from this operating sublease was $Nil and is recorded in interest and other income.

The continuity of ROU assets for the years ended December 31, 2023 and 2022 are as follows:

	December 31, 2023	December 31, 2022
Opening balance	$432,319	$539,110
Less: amortization of ROU assets	(101,722)	(106,791)
	$330,597	$432,319

During the year ended December 31, 2023, the Company recognized occupancy expenses of $39,858 (2022 - $42,655; 2021 - $40,542) related to short term leases.

As at December 31, 2023, the remaining payments for the operating lease are due as follows:

	2024	2025	2026	2027	2028	Total
Office lease	$170,672	$173,970	$177,268	$44,523	-	$566,433